Related parties	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related parties [Text Block]

15. Related parties

For the years ended December 31, 2019 and 2018, the key management personnel of the Company were the board of directors, Executive Chair, Chief Executive Officer, Chief Medical Officer, Chief Scientific Officer, Chief Financial Officer and the Chief Development Officer.

Compensation for key management personnel of the Company for the years ended December 31 was as follows:

	2019	2018
	$	$

Salaries, fees and short-term benefits	4,811	3,378
Revaluation of DSUs	1,135	(1,065)
Share-based compensation	1,489	862
Total	7,435	3,175

Executive officers and directors may participate in the 2018 Stock Option Plan and the Cash-Settled DSU Plan, and officers participate in the Company’s benefit plans. Directors receive annual fees for their services. As at December 31, 2019, the key management personnel controlled less than 1% of the voting shares of the Company.

Outstanding balances with related parties at year-end are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2019, $nil was paid to a director for consulting fees (2018 – $58).